Other Financial Assets at Amortised Cost (Tables)	12 Months Ended
Dec. 31, 2023
Financial assets at fair value through profit or loss [abstract]
Summary of Other Financial Assets at Amortised Cost

		Group
	2023	2022
	£m	£m
Asset backed securities	—	—
Debt securities	152	156
0	152	156